Deposit Accounts (Tables)	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Schedule of Deposits
The deposit accounts are as follows:

	December 31,
	2015	2014
	(Dollars in millions)
Retail deposits
Branch retail deposits
Demand deposit accounts	$797	$726
Savings accounts	3,717	3,428
Money market demand accounts	163	209
Certificates of deposit/CDARS	811	807
Total branch retail deposits	5,488	5,170
Commercial deposits
Demand deposit account	194	133
Savings account	34	27
Money market demand accounts	104	43
Certificates of deposit/CDARS	14	5
Total commercial deposits	346	208
Total retail deposits subtotal	5,834	5,378
Government deposits
Demand deposit accounts	302	246
Savings accounts	363	317
Certificates of deposit/CDARS	397	355
Total government deposits	1,062	918
Company controlled deposits	1,039	773
Total deposits	$7,935	$7,069

Schedule of Contractual Maturities, Certificates of Deposit, $100,000 or More
The following indicates the scheduled maturities for certificates of deposit with a minimum denomination of $250,000:

	December 31,
	2015	2014
	(Dollars in millions)
Three months or less	$97	$93
Over three months to six months	72	54
Over six months to twelve months	173	103
One to two years	17	9
Thereafter	37	5
Total	$396	$264